Equity warrants	12 Months Ended
Dec. 31, 2021
Equity Warrants
Equity warrants

17. Equity warrants

As of December 31, 2021, the Company has the following outstanding warrants classified as equity component: 7,736,416 Public Warrants and 1,000,000 Convertible Note Warrants.

The tables below show the equity warrant roll-forward from January 1, 2020, to December 31, 2020, and from December 31, 2021, to the year ended December 31, 2021.

	Options Outstanding, number of shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (in years)
As of December 31, 2019	—	—	—
Issued	479,179	$5.01
Exercised	(479,179)	$5.01
As of December 31, 2020	—	—	—
Issued (1)	1,000,000	$20.00	5.00
Assumed from GRNV	8,400,000	$11.50	5.00
Exercised	(663,584)	$11.50
As of December 31, 2021	8,736,416	$12.47	4.53
(1)	1,000,000 Warrants issued represent the Convertible Note warrants issued on October 12, 2021. Refer to Note 14 Current and Non-Current Financial Liabilities, net.

Public Warrants

As of the business combination date August 12, 2021, the Public Warrants outstanding were 8,400,000 with a strike price of $11.50. On September 23, 2021, the Public Warrants became exercisable for cash by the effectiveness of a registration statement covering the shares of Class A common stock issuable upon exercise of the Public Warrants. During October 2021, the Company received exercise notices for 663,584 Public Warrants, based on which it issued 663,584 Class A Common Shares for a total proceed of $7,631. As a result, the Public Warrants outstanding as of December 31, 2021, are 7,736,416.

The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

The Company may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the warrants are exercisable,
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,
●	if, and only if, the reported last sale price of the Class A shares of common stock equals or exceeds $18.00 per share, for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to warrant holders, and

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.